Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Net income	R$ 1,046,613	R$ 794,356	R$ 426,058
Expected credit losses	1,700,492	1,133,711	788,054
Depreciation and amortization	201,868	164,842	134,858
Provision for contingencies	192,360	233,697	138,448
Deferred income tax and social contribution	(410,359)	(186,983)	(65,948)
Interest on leases	32,313	33,389	22,279
Results on disposal of property and equipment and intangible assets	2,058	1,872	3,648
Interest expense on loans and borrowings	80,109	44,385
Effect of changes in exchange on loans and borrowings	(64,845)
Effect of changes in exchange rates on cash and cash equivalents	10,714	(76)	13
Net changes in operating assets and liabilities
Financial assets measured at fair value through other comprehensive income	14,394	25,450	13,155
Financial assets measured at fair value through profit or loss	(2,154,962)	704,457	(963,392)
Financial assets measured at amortized cost	(17,711,232)	(10,024,353)	(6,426,076)
Other assets	(388,077)	(431,407)	(152,218)
Demand deposits	25,593	113,549	3,931
Debt issued, other borrowed funds, debentures and other financial liabilities	3,447,926	133,211	193,986
Other liabilities	810,586	1,000,252	137,226
Obligations related to credit assignments	5,937,722	2,083,847	512,651
Provisions for contingencies	(183,940)	(164,013)	(70,460)
Time customer deposits	4,248,148	3,287,211	4,886,457
Funds from acceptances and issuance of securities	2,914,543	2,342,292	552,834
Derivative instruments	265,599	(412,856)	24,303
Income tax and social contribution paid	(480,781)	(389,883)	(193,114)
Net cash flows provided by (used in) operating activities	(463,158)	486,950	(33,307)
Investment activities
Purchase of property and equipment	(52,509)	(26,902)	(9,167)
Purchase of intangible assets	(109,878)	(80,889)	(71,176)
Proceeds from Consórcio divestiture			2,349
Net cash (used in) investing activities	(162,387)	(107,791)	(77,994)
Financing Activities
Sale of non-controlling interest		400,000
Loan proceeds	440,625	437,780
Payment of borrowings	(228,185)
Interest in borrowings paid	(42,215)
Payment of lease liabilities	(86,097)	(75,870)	(69,752)
Payment of usufruct dividends		(179,794)
Transaction cost on sale of non-controlling interest		(9,329)
Net cash flows provided by (used in) financing activities	84,128	572,787	(69,752)
Increase/(Decrease) in cash and cash equivalents	(541,417)	951,946	(181,053)
Effect of changes in Exchange rates on cash and cash equivalents	(10,714)	76	(13)
Cash and cash equivalents at the beginning of the period	1,405,410	453,388	634,454
Cash and cash equivalents at the end of the period	853,279	1,405,410	453,388
Increase / (decrease) in cash and cash equivalents	(552,131)	952,022	(181,066)
Interest paid	(1,989,564)	(1,440,078)	(556,856)
Interest received	R$ 7,723,835	R$ 5,758,039	R$ 3,501,455